Right of Use Assets and Lease Liabilities (Tables)	9 Months Ended
Dec. 31, 2023
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Disclosure of changes in right of use assets [Table Text Block]
Right of Use Assets, March 31, 2023	$4,845,738
Depreciation	(592,985)
Transfer to deposit	(5,000)
Additions during the period	69,131

Right of Use Assets, December 31, 2023	$4,316,884
Right of Use Assets, March 31, 2022	$116,678
Additions	4,968,446
Additions in acquisition	448,512
Depreciation	(571,793)
Removal	(101,105)
Transfer to deposit	(15,000)

Right of Use Assets, March 31, 2023	$4,845,738

Disclosure of payments on lease liabilities [Table Text Block]
31-Dec-23
1 year	$1,027,585
thereafter	$5,746,378
less amount representing interest expense	$(1,967,253)
Lease liability	$4,806,710
Current Portion of Lease Liabilities	$686,723
Long Term Portion of Lease Liabilities	$4,119,987